Other comprehensive income (loss) - Changes in Accumulated other comprehensive income (loss) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		¥ 44,980	¥ 143,739
Cumulative effect of change in accounting principle		19,294
Other comprehensive income (loss) before reclassifications		(29,247)	(96,842)
Reclassifications out of accumulated other comprehensive income (loss)		(1,375)	(1,917)
Net change during the year		(11,328)	(98,759)
Balance at end of year		33,652	44,980	¥ 143,739
Cumulative translation adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		53,418	133,371
Cumulative effect of change in accounting principle
Other comprehensive income (loss) before reclassifications		(4,005)	(79,108)
Reclassifications out of accumulated other comprehensive income (loss)		(1,646)	(845)
Net change during the year		(5,651)	(79,953)
Balance at end of year		47,767	53,418	133,371
Pension liability adjustment [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		(33,325)	(15,404)
Cumulative effect of change in accounting principle
Other comprehensive income (loss) before reclassifications		(9,147)	(18,097)
Reclassifications out of accumulated other comprehensive income (loss)		1,452	176
Net change during the year		(7,695)	(17,921)
Balance at end of year		(41,020)	(33,325)	(15,404)
Net unrealized gain on non-trading securities [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		24,887	25,772
Cumulative effect of change in accounting principle
Other comprehensive income (loss) before reclassifications		(3,948)	363
Reclassifications out of accumulated other comprehensive income (loss)		(595)	(1,248)
Net change during the year		(4,543)	(885)
Balance at end of year		20,344	24,887	25,772
Own credit adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Cumulative effect of change in accounting principle	[1]	19,294
Other comprehensive income (loss) before reclassifications		(12,147)
Reclassifications out of accumulated other comprehensive income (loss)		(586)
Net change during the year		6,561
Balance at end of year		¥ 6,561

[1]	Represents the adjustment to initially apply Accounting Standards Update ("ASU") 2016-01, "Recognition and Measurement of Financial Assets and Financial Liabilities."